Foreign currency risk (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Financial Risk Management [Abstract]
Disclosure of Exchange Rates
The main exchange rates at the closing dates were the following:

Currency	12/31/2021	12/31/2020

AUD 1	0.66	0.68
BRL 100	16.36	17.02
CAD 1	0.72	0.69
CNY 100	14.33	13.51
EUR 1	1.04	1.08
GBP 1	1.23	1.21
JPY 100	0.79	0.86
USD 1	0.91	0.88
The main annual average exchange rates were the following:

Currency	2021	2020

AUD 1	0.70	0.65
BRL 100	17.23	19.28
CAD 1	0.73	0.71
CNY 100	14.23	13.79
EUR 1	1.10	1.08
GBP 1	1.27	1.23
JPY 100	0.85	0.89
USD 1	0.92	0.96

Disclosure of Derivative Financial Instruments	The respective gross amounts are as follows:

(CHF in thousands)	12/31/2021	12/31/2020

Fair value of financial assets from derivative instruments (gross)	—	—
Fair value of financial liabilities from derivative instruments (gross)	(8)	(1,371)
Fair value of derivative instruments (net)	(8)	(1,371)

Disclosure of Effect of Changes in Foreign Exchange Rates
Based on foreign currency sensitivity analysis of the consolidated balance sheets, financial result and net income are impacted as follows by a 10% fluctuation in On’s main currencies (excluding the impact of derivative financial instruments):

(CHF in thousands)	12/31/2021	12/31/2020	12/31/2019

Change in USD/CHF +10%	(65,564)	(6,752)	(2,162)
Change in USD/CHF -10%	80,133	8,253	2,630
Change in EUR/CHF +10%	(1,687)	221	(181)
Change in EUR/CHF -10%	2,062	(270)	221